Revenue - Schedule of Major Customers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Major Customers [Line Items]
Major customer	2.00%	18.00%
Customer B [Member]
Schedule of Major Customers [Line Items]
Major customer	38.00%	17.00%
Customer C [Member]
Schedule of Major Customers [Line Items]
Major customer	31.00%	11.00%